Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Cost		$ 84,544	$ 85,135
Impairment		(3,218)	(3,467)
Less: accumulated depreciation and amortization		(52,552)	(52,783)
Net book value		31,992	32,352
Net value of computer software included in furniture, fixture and equipment		8	57
Impairment of property, plant and equipment
Depreciation of property, plant and equipment		2,135	2,373	$ 2,824
Long Term Leased Land And Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	[1]	$ 4,156	$ 4,156
Lease terms		50 years	50 years
Lease expiration period		Dec. 31, 2053	Dec. 31, 2053
Use Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	$ 27,771	$ 27,771
Lease terms		50 years	50 years
Lease expiration period		Dec. 31, 2050	Dec. 31, 2050
Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 31,927	$ 31,927
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Cost		39,589	41,062
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		11,622	11,734
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		1,396	1,369
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		3,228	2,510
Property Subject to Operating Lease [Member] | Leasehold land and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost		8,831	8,099
Less: accumulated depreciation and amortization		(2,237)	(1,896)
Net book value		$ 6,594	$ 6,203

[1]	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2017, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.
[2]	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.